Reinsurance Assets - Summary of Reinsurance Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reinsurance assests [abstract]
Long-term insurance contracts ceded	¥ 4,910	¥ 4,228
Due from reinsurance companies	485	1,135
Ceded unearned premiums	823	523
Claims recoverable from reinsurers	412	209
Total	6,630	6,095
Current	1,720	1,867
Non-current	4,910	4,228
Total	¥ 6,630	¥ 6,095